Supplement to the
Fidelity® Intermediate Municipal Income Fund
Class I
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ALIMI-SUM-16-01 1.9880456.100	December 1, 2016

Supplement to the
Fidelity® Intermediate Municipal Income Fund
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

LIM-SUM-16-01 1.9880457.100	December 1, 2016